UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.	117,353	$2,798,688
Commonwealth Bank of Australia	68,483	4,372,935
Healthscope Ltd.	25,590,983	51,116,833
Mesoblast Ltd. (a)(b)	5,013,769	14,408,100
National Australia Bank Ltd.	100,706	2,555,811
Wesfarmers Ltd.	53,432	1,653,805
Westpac Banking Corp.	131,115	3,333,766

		80,239,938
Belgium — 0.0%
Anheuser-Busch InBev NV	38,114	4,553,924
BHF Kleinwort Benson Group (fka RHJ International) (a)	2,830,379	16,652,049

		21,205,973
Brazil — 0.3%
BR Malls Participacoes SA	5,183,315	19,452,854
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	769,782	16,861,709
Cosan Ltd., Class A	3,194,696	15,015,071
Cyrela Brazil Realty SA	2,224,324	6,041,622
Gerdau SA — ADR	7,987,515	13,818,401
Itau Unibanco Holding SA, Preference Shares	2,918,506	25,639,586
MRV Engenharia e Participacoes SA	140,358	315,646
Petroleo Brasileiro SA — ADR (a)(b)	4,881,257	33,192,548
SLC Agricola SA	1,994,189	10,250,654

		140,588,091
Canada — 1.2%
Athabasca Oil Corp. (a)(b)	7,808,418	9,015,339
Bank of Montreal	27,690	1,545,144
Bank of Nova Scotia	51,506	2,527,943
Barrick Gold Corp.	6,209,183	43,836,832
Cameco Corp.	4,125,987	56,649,801
Canadian National Railway Co.	491,458	30,681,723
Eldorado Gold Corp.	6,155,536	21,179,732
Enbridge, Inc.	111,614	4,865,324
First Quantum Minerals Ltd.	14,785,327	118,137,911
Goldcorp, Inc.	5,276,252	70,068,626
Manulife Financial Corp.	79,568	1,409,635
Platinum Group Metals Ltd. (a)(b)	25,092,228	7,386,556
Platinum Group Metals, Ltd. (a)	14,966,812	4,490,044
Potash Corp. of Saskatchewan, Inc.	644,059	17,521,596
Royal Bank of Canada	61,231	3,570,345
Suncor Energy, Inc.	514,623	14,493,414
Teck Resources Ltd., Class B	2,879,286	21,200,844
The Toronto-Dominion Bank	1,863,588	75,193,286
TransCanada Corp.	3,237,382	125,821,866
Common Stocks	Shares	Value
Canada (concluded)
Valeant Pharmaceuticals International, Inc. (a)(c)	149,719	$38,557,134

		668,153,095
China — 0.4%
Alibaba Group Holding Ltd. — SP ADR (a)	1,002,617	78,545,016
CAR, Inc. (a)(b)	15,077,218	29,427,770
Dalian Wanda Commercial Properties Co., Ltd. (d)	4,392,300	31,841,810
Dongfeng Motor Group Co. Ltd., Class H	7,708,700	8,867,345
Haitian International Holdings Ltd. (b)	13,062,600	27,036,069
SINA Corp. (a)	919,004	37,320,752
Zhongsheng Group Holdings Ltd. (b)	19,035,171	11,575,708

		224,614,470
Cyprus — 0.0%
Ocean Rig UDW, Inc. (b)	1,295,615	4,975,162
Denmark — 0.1%
Novo Nordisk A/S, Class B	252,188	14,883,241
TDC A/S	1,602,668	12,090,129

		26,973,370
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (a)(d)	1,813,626	11,652,547
France — 2.4%
Air Liquide SA	127,614	16,617,281
Airbus Group NV	1,496,345	106,218,711
Alcatel-Lucent (a)	1,434,220	5,412,037
Arkema	216,000	16,831,796
AtoS	587,741	44,660,270
AXA SA	3,151,626	82,998,747
BNP Paribas SA	941,401	61,235,581
Compagnie de Saint-Gobain	1,030,264	48,811,133
Danone SA	342,140	23,211,555
Dassault Aviation SA	51,071	66,872,020
GDF Suez	2,226,564	42,699,900
L’Oreal SA	11,345	2,120,526
Orange SA	1,437,543	23,647,943
Renault SA	282,456	26,002,254
Safran SA	2,339,534	177,127,911
Sanofi	1,494,215	161,063,096
Schneider Electric SE	621,625	43,363,447
Societe Generale SA	1,128,177	55,395,129
Total SA	1,657,196	81,770,950
Total SA — ADR	1,720,316	84,794,376
UbiSoft Entertainment SA (a)	2,280,446	44,305,555
Unibail-Rodamco SE	177,936	47,296,164

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Worldline SA (a)(d)	2,241,628	$51,317,665

		1,313,774,047
Germany — 0.9%
Allianz SE, Registered Shares	19,366	3,172,393
BASF SE	248,446	21,469,358
Bayer AG, Registered Shares	644,805	95,222,529
Bayerische Motoren Werke AG	372,990	37,401,831
Deutsche Annington Immobilien SE	2,500,931	78,028,776
Deutsche Bank AG, Registered Shares	1,910,793	67,125,839
Deutsche Post AG, Registered Shares	852,391	25,763,754
Deutsche Telekom AG, Registered Shares	3,229,738	58,401,562
Linde AG	132,129	24,937,199
SAP AG	396,787	28,506,391
Volkswagen AG	23,192	4,690,939
Volkswagen AG, Preference Shares	267,865	53,726,517

		498,447,088
Hong Kong — 1.1%
AIA Group Ltd.	9,036,600	58,778,883
Beijing Enterprises Holdings Ltd.	10,164,232	74,792,707
Brilliance China Automotive Holdings Ltd.	8,178,000	10,832,888
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	116,959,394	5,408,770
China Overseas Land & Investment Ltd.	17,914,000	56,413,981
China Resources Land Ltd.	18,886,000	52,914,697
Haier Electronics Group Co. Ltd.	14,230,000	33,401,336
Sino Biopharmaceutical Ltd.	19,170,153	22,197,167
Sun Hung Kai Properties Ltd.	10,406,166	159,680,780
Wharf Holdings Ltd. (b)	18,991,000	120,405,321

		594,826,530
India — 0.3%
Coal India Ltd.	4,160,322	28,454,771
Maruti Suzuki India Ltd.	631,317	44,121,008
Oil & Natural Gas Corp. Ltd.	10,574,288	44,977,953
Reliance Industries Ltd.	2,073,231	32,387,241

		149,940,973
Indonesia — 0.1%
Siloam International Hospitals Tbk PT	26,816,684	32,808,436
Ireland — 0.7%
Alkermes PLC (a)	147,224	10,308,624
Eaton Corp. PLC	1,976,514	119,737,218
King Digital Entertainment PLC	2,949,217	45,801,340
Medtronic PLC	406,903	31,897,126
Shire PLC	1,254,667	111,535,131
Common Stocks	Shares	Value
Ireland (concluded)
XL Group PLC	1,081,277	$41,110,152

		360,389,591
Israel — 0.9%
Check Point Software Technologies Ltd. (a)(b)	147,149	11,885,225
Mobileye NV (a)(b)(c)	4,147,249	249,249,665
Teva Pharmaceutical Industries Ltd. — ADR (c)	2,928,118	202,098,704

		463,233,594
Italy — 0.6%
Banco Popolare SC (a)	260,127	4,503,851
Ei Towers SpA (e)	1,319,709	84,715,747
Enel SpA	9,121,920	42,863,434
Eni SpA	332,905	5,826,041
Intesa Sanpaolo SpA	23,084,207	88,877,210
RAI Way SpA (d)	7,359,751	38,231,885
Telecom Italia SpA (a)	10,020,292	13,277,952
Telecom Italia SpA, Non-Convertible Savings Shares	4,852,222	5,036,929
UniCredit SpA	4,188,712	27,776,559
Unione di Banche Italiane SCpA	612,325	4,966,403

		316,076,011
Japan — 9.3%
Aisin Seiki Co. Ltd.	1,497,990	60,726,888
Ajinomoto Co., Inc.	531,000	12,211,646
Alpine Electronics, Inc.	295,200	4,863,515
Asahi Group Holdings Ltd.	867,300	29,066,666
Asahi Kasei Corp.	5,562,900	42,257,403
ASKUL Corp.	10,900	396,518
Astellas Pharma, Inc.	2,150,450	32,368,402
Autobacs Seven Co., Ltd.	176,900	3,207,580
The Bank of Yokohama Ltd.	1,671,000	10,617,605
Benesse Holdings, Inc.	64,100	1,728,676
Bridgestone Corp.	2,926,000	110,295,388
Canon Marketing Japan, Inc.	203,100	3,211,485
The Chiba Bank Ltd.	1,420,000	11,314,486
Chiyoda Corp.	372,000	2,997,566
Chubu Electric Power Co., Inc.	3,499,100	59,356,909
COMSYS Holdings Corp.	118,900	1,802,547
Daikin Industries Ltd.	901,400	58,255,322
Daikyo, Inc.	2,787,000	4,720,728
Daito Trust Construction Co. Ltd.	329,400	34,785,684
Dena Co. Ltd.	1,230,600	24,447,771
Denso Corp.	3,130,280	155,154,893
East Japan Railway Co.	1,655,373	163,298,105
Eisai Co. Ltd.	327,900	21,400,360
Electric Power Development Co. Ltd.	516,600	17,854,599
Exedy Corp.	139,800	3,455,451
FamilyMart Co. Ltd.	720,300	34,810,620

2	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
FANUC Corp.	252,080	$42,043,517
Fuji Heavy Industries Ltd.	6,665,290	246,265,884
Futaba Industrial Co. Ltd.	1,775,850	7,514,396
Gree, Inc. (b)	5,003,000	29,424,634
GS Yuasa Corp.	5,625,000	22,445,340
GungHo Online Entertainment, Inc. (b)	6,132,400	20,350,588
Hitachi Chemical Co. Ltd.	2,296,000	40,600,092
Hitachi High-Technologies Corp.	327,800	7,640,386
Hitachi Kokusai Electric, Inc.	224,000	3,020,102
Hitachi Ltd.	12,029,500	77,936,529
Honda Motor Co. Ltd.	1,784,281	59,947,379
Hoya Corp.	814,617	34,448,760
IHI Corp.	6,707,000	26,655,067
Inpex Corp.	10,116,900	109,927,510
Isuzu Motors Ltd.	4,119,400	57,021,669
Japan Airlines Co. Ltd.	4,132,100	155,900,118
Japan Tobacco, Inc.	843,000	32,722,438
JGC Corp.	1,247,630	21,307,187
JSR Corp.	2,552,100	42,467,629
JX Holdings, Inc.	3,757,100	16,015,668
Kamigumi Co. Ltd.	416,000	3,912,802
The Kansai Electric Power Co., Inc. (a)	589,900	7,998,619
KDDI Corp.	2,338,700	59,370,384
Keyence Corp.	33,000	16,623,282
Kinden Corp.	466,000	6,211,026
Kirin Holdings Co. Ltd.	1,609,300	24,744,477
Koito Manufacturing Co. Ltd.	759,200	29,825,906
Komatsu Ltd.	1,528,300	28,241,363
Kubota Corp.	2,126,510	36,368,906
Kuraray Co. Ltd.	2,508,620	29,573,509
Kyocera Corp.	1,053,500	54,244,204
Kyushu Electric Power Co., Inc. (a)	1,715,600	24,310,788
Mabuchi Motor Co. Ltd.	221,200	13,235,731
Maeda Road Construction Co. Ltd.	223,000	4,095,970
Medipal Holdings Corp.	90,800	1,616,690
Mitsubishi Corp.	4,533,030	97,808,240
Mitsubishi Electric Corp.	8,055,000	86,512,637
Mitsubishi Estate Co. Ltd.	2,817,000	62,558,836
Mitsubishi Heavy Industries Ltd.	11,546,000	61,045,557
Mitsubishi UFJ Financial Group, Inc.	17,106,700	124,486,906
Mitsui & Co. Ltd.	7,792,534	101,109,623
Mizuho Financial Group, Inc.	19,495,200	42,509,469
MS&AD Insurance Group Holdings, Inc.	691,462	21,775,735
Murata Manufacturing Co. Ltd.	150,340	22,273,232
Nabtesco Corp.	557,200	12,235,494
Namco Bandai Holdings, Inc.	423,100	9,378,551
NEC Corp.	15,622,000	49,894,015
Nexon Co. Ltd.	628,900	8,611,423
Nikon Corp.	3,661,600	43,553,586
Common Stocks	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	531,500	$93,352,877
Nippo Corp.	86,000	1,512,791
Nippon Express Co. Ltd.	2,454,000	12,972,452
Nippon Steel & Sumitomo Metal	13,340,000	31,510,030
Nippon Telegraph & Telephone Corp.	1,497,500	57,672,806
Nitto Denko Corp.	1,671,100	126,473,757
Nomura Holdings, Inc.	4,151,500	29,728,474
NS Solutions Corp.	22,300	879,349
NTT DoCoMo, Inc.	777,600	16,419,283
Okumura Corp.	5,839,620	28,939,947
Omron Corp.	447,900	17,550,191
Otsuka Holdings Co. Ltd.	873,400	31,359,404
Rinnai Corp.	488,975	34,565,857
Rohm Co. Ltd.	1,408,200	81,419,902
Ryohin Keikaku Co. Ltd.	172,900	36,846,504
Sanrio Co. Ltd. (b)	1,519,700	42,232,827
Sawai Pharmaceutical Co. Ltd.	154,400	9,450,823
SCSK Corp.	49,000	1,753,412
Secom Co. Ltd.	122,500	8,241,341
Sega Sammy Holdings, Inc.	2,187,800	27,295,189
Seino Holdings Co Ltd.	650,700	7,484,100
Shimamura Co. Ltd.	58,800	6,066,952
Shin-Etsu Chemical Co. Ltd.	1,988,640	118,920,643
Ship Healthcare Holdings, Inc.	748,500	15,862,837
The Shizuoka Bank Ltd.	958,000	10,821,157
SHO-BOND Holdings Co. Ltd.	19,800	792,601
SMC Corp.	75,600	19,150,902
Sohgo Security Services Co. Ltd.	318,300	14,113,392
Sompo Japan Nipponkoa Holdings, Inc.	458,000	16,136,661
Sony Financial Holdings, Inc.	2,909,400	55,615,972
Stanley Electric Co. Ltd.	231,300	4,937,720
Sumco Corp.	1,759,000	17,562,073
Sumitomo Corp.	5,016,700	56,951,126
Sumitomo Electric Industries Ltd.	2,949,300	43,987,833
Sumitomo Mitsui Financial Group, Inc.	2,508,700	113,127,289
Suntory Beverage & Food Ltd.	455,500	19,241,292
Suzuki Motor Corp.	2,552,308	88,850,949
Takeda Pharmaceutical Co. Ltd.	102,200	5,141,816
THK Co. Ltd.	234,600	4,544,751
Toda Corp.	6,802,900	31,143,874
Tokio Marine Holdings, Inc.	1,510,121	62,886,067
The Tokyo Electric Power Co., Inc. (a)	1,026,000	7,359,908
Tokyo Gas Co. Ltd.	20,017,285	108,076,056
Toyota Industries Corp.	2,639,580	146,116,466
Toyota Motor Corp.	2,172,900	144,692,890
Toyota Tsusho Corp.	855,300	21,680,502
Trend Micro, Inc.	418,200	15,306,939
TV Asahi Corp.	206,600	3,236,350
Ube Industries Ltd.	18,312,500	32,028,509

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Yahoo! Japan Corp.	5,084,200	$22,244,122
Yamada Denki Co. Ltd.	10,586,300	40,451,770
Yamaha Corp.	580,000	13,650,811
Yamato Kogyo Co. Ltd.	25,500	598,650

		5,001,348,863
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR	2,190,194	19,295,609
Luxembourg — 0.0%
RTL Group SA (a)	57,536	5,228,825
Malaysia — 0.2%
Axiata Group Bhd	21,088,953	35,099,390
IHH Healthcare Bhd	38,121,600	59,934,173
Telekom Malaysia Bhd	9,463,934	16,211,250

		111,244,813
Mexico — 0.3%
America Movil SAB de CV, Series L — ADR	2,041,718	39,568,495
America Movil SAB de CV, Series L	25,248,541	24,555,136
Fibra Uno Administracion SA de CV	32,580,313	78,253,413

		142,377,044
Netherlands — 0.9%
Akzo Nobel NV	1,324,553	94,778,448
CNH Industrial NV, Special Voting Shares	759,054	6,808,714
Constellium NV, Class A (a)	3,678,828	40,834,991
ING Groep NV CVA	4,278,199	72,759,994
Koninklijke DSM NV	357,462	20,400,164
Koninklijke Philips Electronics NV	1,472,473	41,032,248
Royal Dutch Shell PLC, A Shares	1,350,296	38,729,017
Royal Dutch Shell PLC, Class A	526,036	15,077,966
Royal Dutch Shell PLC, Class B	327,775	9,490,745
SBM Offshore NV (a)(b)(e)	10,142,314	123,396,678
Unilever NV CVA	133,149	5,964,845

		469,273,810
Norway — 0.3%
Statoil ASA	10,292,775	173,522,210
Peru — 0.2%
Southern Copper Corp.	4,892,815	136,313,826
Portugal — 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,964,174	33,544,975
Singapore — 0.6%
Avago Technologies Ltd.	33,631	4,208,583
CapitaLand Ltd.	45,104,000	105,844,064
Global Logistic Properties Ltd.	52,163,500	87,490,872
Common Stocks	Shares	Value
Singapore (concluded)
Keppel Corp. Ltd.	13,413,900	$73,279,945
Raffles Medical Group Ltd. (b)	5,429,000	18,956,089
Singapore Telecommunications Ltd.	16,005,210	47,801,519

		337,581,072
South Africa — 0.0%
Life Healthcare Group Holdings Ltd.	5,469,200	16,137,664
South Korea — 0.5%
Hyundai Motor Co.	498,711	63,530,859
Hyundai Wia Corp.	140,815	12,909,497
Samsung Electronics Co. Ltd.	125,398	127,223,301
Samsung Electronics Co. Ltd., Preference Shares	23,000	18,092,519
Samsung SDI Co., Ltd.	110,827	8,137,957
SK Hynix, Inc.	1,238,290	39,105,676

		268,999,809
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	265,155	2,688,764
Banco Santander SA	598,932	4,141,443
Cellnex Telecom SAU (a)(d)	5,409,876	89,655,719

		96,485,926
Sweden — 0.2%
Lundin Petroleum AB (a)	4,252,403	61,651,575
Nordea Bank AB	135,195	1,683,289
Svenska Handelsbanken AB, — A Shares	1,660,668	25,415,367
Telefonaktiebolaget LM Ericsson, Class B	288,502	3,084,677

		91,834,908
Switzerland — 1.6%
ACE Ltd.	77,119	8,388,234
Credit Suisse Group AG, Registered Shares	1,252,391	36,946,507
Glencore PLC	13,737,818	44,512,085
Nestle SA, Registered Shares	3,129,459	236,743,807
Novartis AG, Registered Shares	1,382,968	143,502,460
Roche Holding AG	301,073	86,986,811
Syngenta AG, Registered Shares	321,780	132,563,890
TE Connectivity Ltd.	54,183	3,300,828
UBS Group AG	5,249,684	120,695,961
Zurich Insurance Group AG	94,281	28,709,468

		842,350,051
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	9,436,672	18,227,152
Delta Electronics, Inc.	274,000	1,347,798

4	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
Far EasTone Telecommunications Co. Ltd.	7,168,099	$16,778,503
Hon Hai Precision Industry Co. Ltd.	1,227,000	3,528,646
Taiwan Semiconductor Manufacturing Co. Ltd.	12,841,000	56,115,283
Yulon Motor Co. Ltd.	11,478,000	11,201,536

		107,198,918
Thailand — 0.1%
Bangkok Dusit Medical Services PCL (b)	63,669,200	36,310,141
Bumrungrad Hospital PCL	4,588,100	26,556,175

		62,866,316
United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	2,508,104	36,700,254
NMC Health PLC	4,251,472	58,359,578

		95,059,832
United Kingdom — 3.4%
Antofagasta PLC	14,830,545	130,952,743
Aon PLC	16,688	1,681,650
AstraZeneca PLC	2,324,718	156,938,421
AstraZeneca PLC — ADR	764,828	25,843,538
Barclays PLC	10,035,126	45,254,822
BG Group PLC	454,895	7,739,932
BP PLC	2,437,618	15,015,073
British American Tobacco PLC	89,037	5,286,664
BT Group PLC	7,812,410	56,538,405
Coats Group PLC (a)	9,662,955	4,122,416
Delphi Automotive PLC	930,624	72,663,122
Delta Topco Ltd., (Acquired 5/02/12, cost $48,436,537) (f)	78,481,957	44,970,161
Diageo PLC	119,892	3,360,901
Diageo PLC — ADR	578,726	64,996,717
GlaxoSmithKline PLC	410,136	8,914,289
HSBC Holdings PLC	30,356,337	274,192,035
Imperial Tobacco Group PLC	46,008	2,414,342
Legal & General Group PLC	8,485,590	34,512,772
Liberty Global PLC, Class A (a)	315,005	16,525,162
Lloyds Banking Group PLC	22,628,039	29,466,439
National Grid PLC	4,117,087	54,793,215
Ophir Energy PLC (a)	19,188,964	34,715,577
Prudential PLC	3,685,024	86,691,774
Rio Tinto PLC	4,228,512	163,563,522
Royal Dutch Shell PLC — ADR, Class A	776,854	44,653,568
SABMiller PLC	3,747,112	196,500,601
Spire Healthcare Group PLC (a)(d)	16,795,568	101,400,591
Standard Chartered PLC	1,507,498	23,050,412
Vodafone Group PLC	10,452,373	39,593,553
Common Stocks	Shares	Value
United Kingdom (concluded)
Vodafone Group PLC, ADR	1,773,335	$66,996,596

		1,813,349,013
United States — 27.1%
3M Co.	70,380	10,651,309
Abbott Laboratories (c)	787,238	39,905,094
AbbVie, Inc.	2,398,302	167,905,123
Acadia Healthcare Co., Inc. (a)	393,927	31,427,496
Accenture PLC, Class A	216,843	22,358,682
Activision Blizzard, Inc.	4,645,739	119,813,609
Adobe Systems, Inc. (a)	218,615	17,924,244
The AES Corp.	2,852,133	36,507,302
Aetna, Inc.	1,244,507	140,591,956
Aflac, Inc.	26,372	1,689,127
Air Products & Chemicals, Inc.	98,614	14,053,481
Alexion Pharmaceuticals, Inc. (a)	356,940	70,474,234
Allergan PLC (a)	618,357	204,768,921
Alliance Data Systems Corp. (a)	37,099	10,203,709
The Allstate Corp.	976,421	67,324,228
Altria Group, Inc.	129,869	7,062,276
Amdocs Ltd.	215,677	12,649,456
American Capital Agency Corp.	679,804	13,093,025
American Electric Power Co., Inc.	1,229,995	69,580,817
American Express Co.	52,084	3,961,509
American International Group, Inc.	1,834,694	117,640,579
American Tower Corp.	24,600	2,339,706
American Water Works Co., Inc.	978,636	50,800,995
Ameriprise Financial, Inc.	89,953	11,304,394
AmerisourceBergen Corp.	127,679	13,502,054
Amgen, Inc.	896,423	158,299,338
Anadarko Petroleum Corp.	4,043,886	300,662,924
Anthem, Inc.	145,908	22,509,227
Apple, Inc.	1,305,952	158,411,978
Applied Materials, Inc.	162,221	2,816,157
Archer-Daniels-Midland Co.	323,480	15,339,422
AT&T, Inc.	4,796,738	166,638,678
Automatic Data Processing, Inc.	64,185	5,120,037
Axis Capital Holdings Ltd.	206,930	11,910,891
Baker Hughes, Inc.	79,806	4,640,719
Bank of America Corp. (c)	16,830,210	300,924,155
The Bank of New York Mellon Corp. (c)	1,417,120	61,503,008
Baxalta, Inc. (a)	333,080	10,935,016
Baxter International, Inc. (c)	333,080	13,349,846
BB&T Corp.	42,153	1,697,501
Becton Dickinson & Co.	122,462	18,632,593
Berkshire Hathaway, Inc., Class A Class A (a)	555	118,770,000
Berkshire Hathaway, Inc., Class B (a)	1,223,084	174,583,010
Biogen, Inc. (a)	404,780	129,035,768
The Boeing Co.	69,856	10,071,140
BorgWarner, Inc.	959,894	47,716,331

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Boulder Brands, Inc. (a)(b)	614,000	$5,114,620
Bristol-Myers Squibb Co.	1,744,344	114,498,740
Broadcom Corp., Class A	72,663	3,677,474
Calpine Corp. (a)	2,961,831	54,201,507
Cameron International Corp. (a)	94,110	4,748,791
Capital One Financial Corp.	753,329	61,245,648
Cardinal Health, Inc.	213,876	18,175,182
Catalent, Inc. (a)	2,418,317	82,416,243
Celgene Corp. (a)	509,701	66,898,256
CenterPoint Energy, Inc.	172,028	3,327,022
CF Industries Holdings, Inc.	189,165	11,198,568
The Charles Schwab Corp.	1,821,721	63,541,628
Chevron Corp.	430,910	38,126,917
The Chubb Corp.	558,324	69,416,423
Cigna Corp.	47,505	6,843,570
Cintas Corp.	144,539	12,358,084
Cisco Systems, Inc.	6,250,379	177,635,771
Citigroup, Inc. (c)	3,449,984	201,686,065
Citizens Financial Group, Inc.	210,313	5,482,860
CME Group, Inc.	518,529	49,799,525
CNA Financial Corp.	228,700	9,061,094
Coach, Inc.	932,575	29,096,340
The Coca-Cola Co.	4,434,182	182,156,197
Cognizant Technology Solutions Corp., Class A (a)(b)	81,111	5,118,104
Colfax Corp. (a)(b)	2,029,350	77,399,409
Colgate-Palmolive Co.	1,085,584	73,841,424
Computer Sciences Corp.	201,627	13,192,455
ConocoPhillips	227,105	11,432,466
CONSOL Energy, Inc.	6,879,636	113,651,587
Constellation Brands, Inc., Class A (a)	127,666	15,322,473
Corning, Inc.	170,683	3,188,358
Costco Wholesale Corp.	28,755	4,178,102
Crown Castle International Corp.	735,077	60,210,157
Crown Holdings, Inc. (a)	506,486	26,089,094
CSX Corp.	1,406,334	43,990,128
CVS Health Corp.	215,269	24,211,304
Danaher Corp.	549,472	50,309,656
Diamondback Energy, Inc. (a)	641,874	43,198,120
Discover Financial Services	363,784	20,302,785
DISH Network Corp., Class A (a)	850,192	54,930,905
Dominion Resources, Inc.	1,009,702	72,395,633
Dover Corp.	134,135	8,594,029
eBay, Inc. (a)(c)	2,089,674	58,761,633
Ecolab, Inc.	138,456	16,034,589
Edgewell Personal Care Co.	284,956	27,273,139
Electronic Arts, Inc. (a)	198,623	14,211,476
Eli Lilly & Co.	870,631	73,577,026
EMC Corp.	271,027	7,287,916
Emerson Electric Co.	1,284,665	66,481,414
EOG Resources, Inc.	101,126	7,805,916
EQT Corp.	334,238	25,686,190
Common Stocks	Shares	Value
United States (continued)
Equity Residential	734,121	$54,919,592
Evolent Health, Inc. (a)	349,500	7,454,835
Expedia, Inc.	125,214	15,205,988
Express Scripts Holding Co. (a)	42,487	3,826,804
Exxon Mobil Corp.	774,949	61,383,710
Facebook, Inc., Class A (a)	1,320,876	124,175,553
FedEx Corp.	1,041,976	178,615,526
Fidelity National Information Services, Inc.	206,630	13,519,801
Fifth Third Bancorp	271,226	5,714,732
FMC Corp.	977,416	47,443,773
Ford Motor Co.	8,993,790	133,377,906
Forest City Enterprises, Inc., Class A (a)	1,259,690	29,413,761
Freeport-McMoRan, Inc.	10,582,451	124,343,799
The Fresh Market, Inc. (a)(b)	145,283	4,431,132
General Dynamics Corp.	97,995	14,612,034
General Electric Co.	6,258,757	163,353,558
General Mills, Inc.	39,682	2,309,889
Gilead Sciences, Inc.	347,709	40,980,983
GoDaddy, Inc., Class A (a)(b)	786,100	22,356,684
The Goldman Sachs Group, Inc. (c)	357,333	73,278,278
The Goodyear Tire & Rubber Co.	70,171	2,114,252
Google, Inc., Class A (a)	207,913	136,702,797
Google, Inc., Class C (a)	595,902	372,802,250
Halliburton Co.	156,306	6,532,028
Harris Corp.	131,928	10,942,108
Hartford Financial Services Group, Inc.	672,478	31,976,329
HCA Holdings, Inc. (a)	1,500,900	139,598,709
Health Care REIT, Inc.	20,397	1,414,940
Helmerich & Payne, Inc.	117,423	6,780,004
Hewlett-Packard Co.	1,464,121	44,684,973
The Home Depot, Inc.	91,246	10,678,519
Horizon Pharma PLC (a)	386,697	14,249,784
HTG Molecular Diagnostics, Inc. (a)(e)	379,400	3,331,132
Humana, Inc.	941,408	171,420,983
Intel Corp.	1,832,426	53,048,733
IntercontinentalExchange Group, Inc.	6,593	1,503,468
International Business Machines Corp.	313,360	50,761,186
International Paper Co.	220,151	10,538,628
Intuit, Inc.	156,871	16,592,246
Johnson & Johnson (c)	498,334	49,938,050
JPMorgan Chase & Co. (c)	4,972,655	340,776,047
Kansas City Southern	471,466	46,764,713
Kimberly-Clark Corp.	628,375	72,244,274
Kinder Morgan, Inc.	313,410	10,856,522
KLA-Tencor Corp.	399,875	21,213,369
Kohl’s Corp.	156,618	9,603,816
The Kroger Co.	510,200	20,020,248

6	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Las Vegas Sands Corp.	482,579	$27,043,727
Lear Corp.	142,403	14,819,880
Liberty Broadband Corp., Class A (a)	490,535	26,474,174
Liberty Broadband Corp., Class C (a)	1,286,786	68,881,655
Liberty Media Corp., Class A (a)	1,404,160	53,077,248
Liberty Media Corp., Class C (a)	3,139,062	118,342,637
Lincoln National Corp.	345,827	19,476,977
Lookout, Inc. (Acquired 3/4/15, cost 2,096,082) (f)	183,495	2,140,359
Lowe’s Cos., Inc.	141,139	9,789,401
LyondellBasell Industries NV, Class A	439,284	41,218,018
Macy’s, Inc.	145,586	10,054,169
Marathon Petroleum Corp.	2,905,497	158,843,521
Marsh & McLennan Cos., Inc.	1,154,686	66,902,507
Mastercard, Inc., Class A	1,139,306	110,968,404
McDonald’s Corp.	1,294,140	129,232,820
McGraw-Hill Financial, Inc.	15,905	1,618,334
McKesson Corp.	443,075	97,729,053
Merck & Co., Inc. (c)	507,532	29,924,087
MetLife, Inc. (c)	1,116,153	62,214,368
Micron Technology, Inc. (a)	1,437,036	26,599,536
Microsoft Corp.	3,114,557	145,449,812
Molson Coors Brewing Co., Class B	697,933	49,650,954
Mondelez International, Inc., Class A	110,420	4,983,255
Monsanto Co.	366,554	37,348,187
Morgan Stanley (c)	1,984,313	77,070,717
Mylan NV (a)	1,981,050	110,918,989
NextEra Energy Partners LP	778,038	27,760,396
NextEra Energy, Inc.	766,291	80,613,813
NIKE, Inc., Class B	38,346	4,418,226
Northrop Grumman Corp.	85,195	14,739,587
NRG Energy, Inc.	2,225,696	49,966,875
NRG Yield, Inc., Class A	386,407	7,616,082
NRG Yield, Inc., Class C	386,407	7,453,791
Nuance Communications, Inc. (a)	1,694,177	30,715,429
Occidental Petroleum Corp.	143,081	10,044,286
Oceaneering International, Inc.	2,596,336	103,905,367
Oracle Corp.	3,814,504	152,351,290
PACCAR, Inc.	791,882	51,345,629
Parker Hannifin Corp.	76,602	8,636,875
PayPal Holdings, Inc. (a)	1,397,163	54,070,208
PepsiCo, Inc.	98,137	9,455,500
Perrigo Co. PLC	246,497	47,376,723
Pfizer, Inc. (c)	4,155,422	149,844,517
Philip Morris International, Inc.	1,586,712	135,711,477
Phillips 66	216,046	17,175,657
Pioneer Natural Resources Co.	1,603,934	203,330,713
PPG Industries, Inc.	202,985	21,999,514
Praxair, Inc.	149,364	17,048,407
Common Stocks	Shares	Value
United States (continued)
Precision Castparts Corp.	517,462	$100,863,693
The Procter & Gamble Co.	4,414,691	338,606,800
Prologis, Inc.	1,164,629	47,295,584
Prudential Financial, Inc. (c)	455,722	40,267,596
Public Storage	8,488	1,741,568
Puma Biotechnology, Inc. (a)	43,660	3,955,596
QUALCOMM, Inc.	1,746,306	112,444,643
Raytheon Co.	103,958	11,340,778
Regeneron Pharmaceuticals, Inc. (a)	43,366	24,010,020
Regions Financial Corp.	6,502,335	67,559,261
Reinsurance Group of America, Inc.	124,103	11,978,422
Reynolds American, Inc.	27,068	2,322,164
Rockwell Automation, Inc.	748,645	87,426,763
Salesforce.com, Inc. (a)	78,143	5,727,882
SanDisk Corp.	165,541	9,980,467
Schlumberger Ltd.	237,366	19,658,652
Sealed Air Corp.	577,583	30,710,088
SeaWorld Entertainment, Inc.	838,929	14,547,029
Sempra Energy	805,751	82,009,337
Simon Property Group, Inc.	413,970	77,503,463
The St. Joe Co. (a)(e)	9,138,361	148,498,366
Stanley Black & Decker, Inc.	558,187	58,883,147
State Street Corp.	24,435	1,870,744
Stone Energy Corp. (a)	666,030	3,856,314
Stryker Corp.	54,277	5,550,909
SunTrust Banks, Inc. (c)	658,347	29,191,106
Sysco Corp.	725,792	26,353,508
Tahoe Resources, Inc.	4,984,459	40,551,014
Tenet Healthcare Corp. (a)(c)	1,373,985	77,355,355
TerraForm Power, Inc., Class A	1,113,348	33,578,576
TESARO, Inc. (a)	209,331	12,141,198
Texas Instruments, Inc.	573,806	28,678,824
Thermo Fisher Scientific, Inc.	856,061	119,446,191
Tiffany & Co.	304,988	29,187,352
The Travelers Cos., Inc.	19,408	2,059,577
Twitter, Inc. (a)	4,329,576	134,260,152
Tyco International PLC	2,696,396	102,436,084
Union Pacific Corp.	1,286,875	125,586,131
United Continental Holdings, Inc. (a)(c)	1,609,294	90,748,089
United Parcel Service, Inc., Class B	1,293,753	132,428,557
United Technologies Corp.	982,843	98,588,981
UnitedHealth Group, Inc.	175,256	21,276,078
Univar, Inc. (a)	2,150,500	51,396,950
Unum Group	611,884	21,929,923
US Bancorp	2,139,503	96,726,931
Valero Energy Corp.	335,293	21,995,221
Veeva Systems, Inc., Class A (a)(b)(e)	3,284,154	88,409,426
VeriSign, Inc. (a)	175,111	12,422,374
Verizon Communications, Inc.	5,880,530	275,215,973

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
Vertex Pharmaceuticals, Inc. (a)		465,591	$62,854,785
Visa, Inc., Class A		2,257,057	170,046,674
WABCO Holdings, Inc. (a)		572,388	70,672,746
Wal-Mart Stores, Inc.		1,970,976	141,870,852
Walgreens Boots Alliance, Inc.		57,301	5,536,996
Wells Fargo & Co. (c)		4,760,679	275,500,494
Western Digital Corp.		113,148	9,737,517
WestRock Co. (a)		460,148	29,016,933
Whirlpool Corp.		154,469	27,453,775
The Williams Cos., Inc.		124,041	6,509,672
Wyndham Worldwide Corp.		133,431	11,010,726
Yahoo!, Inc. (a)		117,379	4,304,288
Zoetis, Inc.		553,010	27,086,430

			14,586,819,420
Total Common Stocks — 54.5%			29,318,731,820

Corporate Bonds	Par (000)
Argentina — 0.3%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	6,511	5,534,350
YPF SA (d):
8.88%, 12/19/18		33,270	34,600,800
8.50%, 7/28/25		110,022	105,995,195

			146,130,345
Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		68,396	72,037,813
Brazil — 0.3%
Itau Unibanco Holding SA, 2.85%, 5/26/18 (d)		38,497	37,958,042
Odebrecht Finance Ltd., 4.38%, 4/25/25 (d)		30,805	21,563,500
Petrobras Global Finance BV:
2.43%, 1/15/19 (g)		75,101	68,161,668
6.25%, 3/17/24		9,435	8,830,216
Petrobras International Finance Co., 5.38%, 1/27/21		17,200	16,012,512

			152,525,938
Chile — 0.1%
Banco Santander Chile, 2.15%, 6/07/18 (d)(g)		40,084	40,885,680
Corporate Bonds	Par (000)		Value
Chile (concluded)
Inversiones Alsacia SA, 8.00%, 12/31/18 (d)	USD	34,961	$19,927,889

			60,813,569
China — 0.2%
Alibaba Group Holding Ltd. (d):
3.13%, 11/28/21		45,929	45,114,495
3.60%, 11/28/24		21,175	20,334,014
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(h)(i)	SGD	88,600	645,843
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(h)(j)	USD	39,500	395,000
SINA Corp., 1.00%, 12/01/18 (i)		29,594	27,651,894

			94,141,246
Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (d)		5,442	5,417,511
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		80,980	82,007,717
Germany — 0.1%
Deutsche Bank AG, 1.88%, 2/13/18		31,850	31,795,919
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)		13,784	14,042,450

			45,838,369
Hong Kong — 0.1%
Hutchison Whampoa International Ltd., 3.50%, 1/13/17 (d)		27,479	28,266,246
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		24,392	26,063,608

			54,329,854
India — 0.3%
REI Agro Ltd., 5.50%, 11/13/15		54,787	2,739,350
Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19 (d)(i)(k)		102,956	133,842,800

			136,582,150
Italy — 0.2%
Intesa Sanpaolo SpA:
3.88%, 1/16/18		14,934	15,425,493
3.88%, 1/15/19		63,838	66,112,292

8	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Italy (concluded)
Telecom Italia SpA, 5.30%, 5/30/24 (d)	USD	43,375	$43,591,875

			125,129,660
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		36,080	36,415,580
Luxembourg — 0.3%
Actavis Funding SCS, 3.00%, 3/12/20		45,635	45,405,091
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		34,683	34,509,585
Telecom Italia Finance SpA, 6.13%, 11/15/16 (d)	EUR	40,800	68,227,404

			148,142,080
Malaysia — 0.1%
Petronas Capital, Ltd., 3.50%, 3/18/25 (d)	USD	54,307	53,418,538
Mexico — 0.2%
Petroleos Mexicanos:
5.75%, 3/01/18		37,568	40,855,200
3.50%, 7/23/20 (d)		52,831	53,359,310
Trust F/1401, 5.25%, 12/15/24 (d)		19,282	20,192,110

			114,406,620
Netherlands — 0.4%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(d)(h)(i)		140,850	65,452,995
Constellium NV (d):
7.00%, 1/15/23	EUR	20,901	22,610,218
8.00%, 1/15/23	USD	5,675	5,462,188
ING Groep NV, 6.00% (g)(l)		22,155	22,224,234
Rabobank Nederland, 3.95%, 11/09/22		14,559	14,566,571
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(i)	EUR	59,200	70,451,809

			200,768,015
Singapore — 0.4%
CapitaLand Ltd. (i):
2.10%, 11/15/16	SGD	57,500	41,757,025
1.95%, 10/17/23 (d)		50,500	37,188,924
Global Logistic Properties, Ltd., 3.88%, 6/04/25	USD	82,057	81,247,754
Corporate Bonds	Par (000)		Value
Singapore (concluded)
Olam International Ltd., 6.00%, 10/15/16	USD	47,800	$48,756,000

			208,949,703
South Korea — 0.0%
Export-Import Bank of Korea, 2.88%, 9/17/18		19,188	19,735,606
Spain — 0.2%
Telefonica Participaciones SAU, Series TEF, 4.90%, 9/25/17 (i)	EUR	65,400	81,791,389
Telefonica SA, 6.00%, 7/14/17		19,200	27,306,903

			109,098,292
Switzerland — 0.1%
UBS AG/Stamford CT, 2.38%, 8/14/19	USD	26,955	27,011,201
United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (d)(i)		96,220	81,787,000
United Kingdom — 0.6%
Delta Topco Ltd., (Acquired 5/02/12, cost $73,552,638), 10.00%, 11/24/60 (f)		72,398	72,448,284
HSBC Holdings PLC, Series ., 6.38% (g)(l)		87,920	88,469,500
Lloyds Bank PLC, 2.30%, 11/27/18		11,792	11,932,525
Lloyds TSB Bank PLC, 13.00% (g)(l)	GBP	51,874	140,389,864
Standard Chartered PLC, 6.50% (d)(g)(l)	USD	31,655	32,028,592

			345,268,765
United States — 4.0%
AbbVie, Inc., 2.50%, 5/14/20		56,567	56,219,509
Aliphcom, (Acquired 4/27/15 — 7/21/15, cost 204,855,000), 6.00%, 4/01/20 (a)(f)(i)		204,855	204,855,000
Ally Financial, Inc.:
2.75%, 1/30/17		40,399	40,499,997
3.50%, 1/27/19		28,683	28,575,439
American Tower Corp., 3.40%, 2/15/19		12,677	12,965,871
AT&T, Inc.:
2.38%, 11/27/18		70,749	71,393,736
3.00%, 6/30/22		107,955	104,462,872
Bank of America Corp.:
2.00%, 1/11/18		36,760	36,884,433
1.35%, 3/22/18 (g)		22,339	22,523,632
6.88%, 4/25/18		25,311	28,548,100
2.60%, 1/15/19		25,567	25,875,773
BioMarin Pharmaceutical, Inc. (i):
0.75%, 10/15/18		11,220	18,421,837

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (continued)
BioMarin Pharmaceutical, Inc. (i) (concluded):
1.50%, 10/15/20	USD	11,220	$18,870,637
Cablevision Systems Corp., 5.88%, 9/15/22		15,743	14,916,492
Capital One Bank USA NA, 2.15%, 11/21/18		30,565	30,381,152
Chesapeake Energy Corp., 3.54%, 4/15/19 (g)		25,920	21,837,600
CIT Group, Inc., 1.80%, 2/05/18		77,465	77,327,655
Citigroup, Inc. (g)(l):
5.88%		53,703	54,038,644
5.95%		18,328	18,167,630
Cobalt International Energy, Inc. (i):
2.63%, 12/01/19		60,750	40,778,437
3.13%, 5/15/24		75,038	47,602,231
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,770	5,452,650
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18		5,536	5,490,289
eBay, Inc., 2.20%, 8/01/19		17,707	17,414,693
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		42,878	42,630,894
2.38%, 1/16/18		28,603	28,818,409
5.00%, 5/15/18		36,496	39,184,441
Forest Laboratories, Inc. (d):
4.38%, 2/01/19		34,570	36,565,277
5.00%, 12/15/21		24,088	26,099,902
General Electric Capital Corp.:
5.55%, 5/04/20		20,917	23,846,677
6.38%, 11/15/67 (g)		30,235	32,389,244
General Motors Financial Co., Inc., 3.50%, 7/10/19		39,748	40,394,899
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (i)		19,481	101,215,971
The Goldman Sachs Group, Inc., Series M, 5.38% (g)(l)		46,300	46,022,200
HSBC USA, Inc., 1.63%, 1/16/18		27,837	27,798,279
Hughes Satellite Systems Corp., 7.63%, 6/15/21		9,375	10,371,094
Hyundai Capital America, 2.00%, 3/19/18 (d)		17,360	17,359,635
Intel Corp., 3.25%, 8/01/39 (i)		15,446	22,454,622
JPMorgan Chase & Co.:
4.35%, 8/15/21		21,938	23,509,287
Series X, 6.10% (g)(l)		102,277	102,660,539
Medtronic, Inc., 3.15%, 3/15/22 (d)		60,300	60,706,301
Morgan Stanley, 7.30%, 5/13/19		18,163	21,365,464
Mylan, Inc.:
3.75%, 9/15/15 (i)		22,313	97,410,191
2.55%, 3/28/19		36,077	35,930,600
Corporate Bonds	Par (000)		Value
United States (concluded)
NBCUniversal Enterprise, Inc., 5.25% (d)(l)	USD	24,311	$25,860,826
QUALCOMM, Inc., 3.00%, 5/20/22		90,765	88,270,233
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		18,952	18,762,480
SanDisk Corp. (i):
1.50%, 8/15/17		27,077	35,843,179
0.50%, 10/15/20		27,522	27,487,597
SunGard Data Systems, Inc., 7.38%, 11/15/18		10,413	10,746,216
Synchrony Financial, 3.75%, 8/15/21		14,086	14,154,866
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (i)		23,464	39,155,550
Twitter, Inc., 1.00%, 9/15/21 (d)(i)		23,988	20,764,612
Xerox Corp., 6.35%, 5/15/18		17,876	19,833,905

			2,141,117,699
Total Corporate Bonds — 8.3%			4,461,073,271

Credit Linked Notes — 0.3%
India — 0.3%
Credit Suisse AG, (Housing Development Finance Corporation Ltd.) AAA rated, due 1/15/16, 7.88%, 1/15/16 (d)		174,380	173,934,808

Floating Rate Loan Interests (g)
Canada — 0.1%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		23,580	23,565,380
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		27,833	22,799,777
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Term Loan A, 3.24%, 12/10/18	EUR	27,144	29,729,256
Term Loan B, 3.49%, 12/10/19		10,945	11,997,100

			41,726,356
Ireland — 0.2%
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.19%, 2/27/21	USD	80,930	81,124,067

10	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
Luxembourg — 0.2%
Endo Luxembourg Finance Co. I Sarl:
2015 Term Loan B, 1.00%, 6/11/22	USD	40,440	$40,597,311
Bridge Term Loan, 1.00%, 6/11/16		44,500	44,500,000
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		14,717	14,683,943

			99,781,254
Netherlands — 0.1%
Promontoria Blue Holding 2 BV, Mezzanine, 7.00%, 4/17/20	EUR	70,034	76,914,523
Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21	USD	30,083	23,269,026
United Kingdom — 0.1%
Calpine Corp., Term Loan B5, 3.50%, 5/27/22		40,995	40,881,034
United States — 0.7%
AP One Channel Center Owner LP, Mezzanine Term Loan, 6.44%, 7/15/19		23,359	23,359,000
Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, 9/30/20		41,969	22,741,981
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		115,217	115,329,889
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		6,946	6,946,022
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		55,396	41,339,383
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/20		62,317	52,864,958
Term Loan B, 4.25%, 12/16/20		3,233	2,742,556
Term Loan M, 4.25%, 12/16/20		8,669	7,353,907
Univar Inc., 2015 Term Loan, 4.25%, 7/01/22		39,325	39,359,606
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		60,439	60,376,438

			372,413,740
Total Floating Rate Loan Interests — 1.5%			782,475,157
Foreign Agency Obligations	Par (000)		Value
Argentina Bonar Bonds, 8.75%, 5/07/24	USD	93,113	$86,090,512
Brazil Notas do Tesouro Nacional:
10.00%, 1/01/21	BRL	443,310	116,132,893
10.00%, 1/01/25		982,313	243,930,932
Brazilian Government International Bond:
6.00%, 1/17/17	USD	33,600	35,658,000
4.88%, 1/22/21		19,946	20,584,272
City of Buenos Aires Argentina, 8.95%, 2/19/21 (d)		21,682	22,169,845
Colombia Government International Bond, 7.38%, 1/27/17		54,840	59,556,240
Export-Import Bank of Korea, 2.63%, 12/30/20		54,460	54,834,467
Hungary Government International Bond, 4.13%, 2/19/18		57,522	59,937,924
Indonesia Government International Bond, 6.88%, 1/17/18 (d)		33,037	36,918,848
Indonesia Treasury Bond:
7.88%, 4/15/19	IDR	1,703,366,000	124,659,570
8.38%, 3/15/24		190,060,000	13,839,150
Italy Buoni Poliennali Del Tesoro:
2.50%, 12/01/24	EUR	67,878	79,243,518
1.50%, 6/01/25		238,810	255,856,973
Japan Government Bond, 0.10%, 3/15/17	JPY	11,078,850	89,533,663
Mexican Bonos, 10.00%, 12/05/24	MXN	5,403,986	429,854,739
Poland Government Bond:
5.25%, 10/25/20	PLN	505,295	151,691,646
5.75%, 10/25/21		248,875	77,721,892
Turkey Government International Bond, 6.75%, 4/03/18	USD	32,178	35,389,364
United Kingdom Gilt, 2.25%, 9/07/23	GBP	402,207	648,865,999
Total Foreign Agency Obligations — 4.9%			2,642,470,447

U.S. Government Sponsored Agency Securities — 0.4%
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities, 3.00%, 8/01/45 (m)	USD	190,274	191,445,213

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Inflation Indexed Bond:
0.13%, 4/15/20	USD	192,952	$192,725,505
0.25%, 1/15/25		22,243	21,735,502
U.S. Treasury Notes:
1.38%, 3/31/20 (n)		598,774	595,686,622
1.75%, 3/31/22		217,672	215,580,390
2.25%, 11/15/24 (n)		624,975	628,050,926
2.00%, 2/15/25		163,727	160,899,696
2.13%, 5/15/25		433,607	430,625,753
Total U.S. Treasury Obligations — 4.2%			2,245,304,394
Total Fixed Income Securities — 19.6%			10,496,703,290

Investment Companies (a)(t)	Shares
United States — 0.7%
ETFS Gold Trust (e)		1,201,717	128,583,719
ETFS Palladium Trust (e)		390,434	23,078,554
ETFS Platinum Trust (e)		329,619	31,363,248
iShares Gold Trust (o)		11,663,809	123,403,099
SPDR Gold Shares		770,793	80,879,309
Total Investment Companies — 0.7%			387,307,929

Preferred Securities	Par (000)
Capital Trusts
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(g)(l)		6,863	6,880,158
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (g)		27,444	28,747,590
United States — 0.4%
American Express Co., Series C, 4.90% (g)(l)		28,840	28,219,940
General Electric Capital Corp., Series B, 6.25% (g)(l)		40,600	44,083,480
The Goldman Sachs Group, Inc., Series L, 5.70% (g)(l)		44,597	45,028,699
JPMorgan Chase & Co., Series Q, 5.15% (g)(l)		51,341	48,635,329
Morgan Stanley, Series H, 5.45% (g)(l)		32,669	32,472,986
USB Capital IX, 3.50% (g)(l)		38,356	31,595,755

			230,036,189
Total Capital Trusts — 0.5%			265,663,937
Preferred Stocks	Shares		Value
Belgium — 0.0%
BHF Kleinwort Benson, 0.00%		890,354	$5,269,738
Ireland — 0.2%
Allergan PLC, Series A, 5.50%		92,259	102,604,002
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		1,091,036	28,410,578
Royal Bank of Scotland Group PLC,
Series M, 6.40%		848,625	21,427,781
Series Q, 6.75%		680,933	17,207,177
Series T, 7.25%		1,016,710	25,926,105

			92,971,641
United States — 1.9%
American Tower Corp., Series A, 5.25% (i)		233,294	24,157,594
Anthem, Inc., 5.25%		1,277,956	65,508,025
Cliffs Natural Resources, Inc., 7.00% (i)		859,231	2,173,854
Crown Castle International Corp., Series A, 4.50% (i)		596,072	61,639,806
Dominion Resources, Inc., 6.38%		487,180	24,592,846
Domo, Inc., Series E, (Acquired 4/1/15, cost 81,820,921), 0.00% (a)(f)		9,704,080	81,855,856
DropBox, Inc., Series C (Acquired 1/28/14, cost $150,070,985), 0.00% (a)(f)		7,856,626	113,606,812
Fannie Mae, Series S, 8.25% (b)(g)		2,886,805	14,145,344
Forestar Group, Inc., 6.00% (i)		1,016,445	19,566,566
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost 27,587,148), 0.00% (a)(f)		9,935,944	27,913,047
Health Care REIT, Inc., Series I, 6.50% (i)		866,970	54,012,231
Invitae Corp., (Acquired 10/08/14, cost $28,390,380), 0.00% (a)(f)		2,365,865	22,453,242
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391), 0.00% (a)(f)		4,667,944	54,448,766
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00% (a)(f)		9,583,601	109,061,379
RBS Capital Funding Trust VII, 6.08%		1,869,661	46,392,522
Stanley Black & Decker, Inc., 6.25% (a)(i)		132,832	15,857,484
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $90,664,966), 0.00% (a)(f)		5,844,432	233,909,949
United Technologies Corp., 7.50% (i)		331,133	17,040,104
US Bancorp, 6.00% (g)		579,854	15,598,073
US Bancorp, Series F, 6.50% (g)		990,051	28,384,762

12	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Preferred Stocks	Shares		Value
United States (concluded)
Wells Fargo & Co., Series L, 7.50% (i)		18,146	$21,632,028

			1,053,950,290
Total Preferred Stocks — 2.3%			1,254,795,671

Trust Preferreds
United States — 0.3%
Citigroup Capital XIII, 7.88%		1,774,690	44,327,874
GMAC Capital Trust I, Series 2, 8.13%		2,390,820	61,685,978
RBS Capital Funding Trust V, 5.90%		1,482,140	36,519,930
Total Trust Preferreds — 0.3%			142,533,782
Total Preferred Securities — 3.1%			1,662,993,390

Warrants (p)
Australia — 0.0%
TFS Corp. Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,267,513	6,562,070
Total Long-Term Investments (Cost — $37,038,754,135) — 77.9%			41,872,298,499

Short-Term Securities	Par (000)
Foreign Agency Obligations (q)
Japan Treasury Discount Bill:
(0.00%), 8/03/15	JPY	13,750,000	110,945,254
(0.00%), 8/10/15		13,890,000	112,073,309
(0.00%), 8/31/15		18,640,000	150,401,570
(0.00%), 10/05/15		10,650,000	85,933,173
(0.00%), 10/13/15		18,990,000	153,227,779
(0.00%), 11/10/15		16,450,000	132,733,654
(0.00%), 12/10/15		21,680,000	174,932,856
(0.00%), 1/13/16		21,730,000	175,333,844
Mexico Cetes:
0.00%, 8/06/15	MXN	222,333	137,918,966
0.00%, 8/20/15		195,629	121,211,910
0.00%, 9/03/15		83,151	51,460,711
0.00%, 9/17/15		221,106	136,677,165
0.00%, 10/01/15		219,625	135,604,053
0.00%, 10/15/15		157,435	97,057,954
Short-Term Securities	Par (000)		Value
Foreign Agency Obligations (q) (concluded)
Mexico Cetes (concluded):
0.00%, 10/29/15	MXN	109,292	$67,295,637
0.00%, 11/12/15		204,319	125,644,759
0.00%, 11/26/15		54,640	33,562,081
Total Foreign Agency Obligations — 3.7%			2,002,014,675

Money Market Funds — 0.5%		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.00% (o)(r)(s)	USD	258,260	258,260,535

Time Deposits	Par (000)
Canada — 0.0%
Wells Fargo Co., 0.00%, 8/03/15	CAD	2,553	1,952,438
Switzerland — 0.0%
Brown Brothers Harriman & Co., 0.00%, 8/03/15	CHF	93	96,627
United States — 0.0%
Brown Brothers Harriman & Co., 0.00%, 8/03/15	SGD	19	13,914
Total Time Deposits — 0.0%			2,062,979

U.S. Treasury Obligations (q)
U.S. Treasury Bills:
0.00% — 0.04%, 8/06/15	USD	321,685	321,684,357
0.01% — 0.02%, 8/13/15		198,000	197,998,416
0.01% — 0.04%, 8/20/15		723,273	723,260,704
0.04% — 0.07%, 8/27/15		359,500	359,491,731
0.02% — 0.04%, 9/03/15		658,500	658,480,245
0.01% — 0.02%, 9/10/15		469,000	468,980,302
0.04% — 0.05%, 9/10/15		231,500	231,490,277
0.01%, 9/17/15		686,000	685,963,642
0.01% — 0.02%, 9/24/15		692,000	691,957,788
0.00% — 0.02%, 10/01/15		405,000	404,976,915
0.00% — 0.01%, 10/08/15		554,000	553,961,774
0.01% — 0.03%, 10/15/15		763,000	762,938,197
0.02% — 0.04%, 10/22/15		176,500	176,479,349
0.03% — 0.06%, 10/29/15		508,000	507,917,196
0.04% — 0.07%, 11/05/15		744,375	744,278,766
0.01% — 0.04%, 11/12/15		449,500	449,421,338
0.03% — 0.07%, 11/19/15		450,500	450,433,049
0.03%, 11/27/15		98,000	97,991,969

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (q) (concluded):
0.07%, 12/03/15	USD	107,000	$106,975,860
0.07% — 0.08%, 12/24/15		1,000,000	999,705,368
0.13%, 12/31/15		85,000	84,955,139
0.09%, 1/07/16		111,000	110,957,103
U.S. Treasury Note, 0.38%, 3/15/16		185,536	185,746,747
Total U.S. Treasury Obligations — 18.6%			9,976,046,232
Total Short-Term Securities (Cost — $12,315,569,368) — 22.8%			12,238,384,421

Options Purchased (Cost — $613,202,638) — 1.2%			630,518,660
Total Investments Before Investment Sold Short and Options Written (Cost — $49,967,526,141*) — 101.9%			54,741,201,580

Investments Sold Short		Shares
United Kingdom — (0.0)%
Reckitt Benckiser Group PLC		(141,623)	(13,581,390)

Investments Sold Short		Shares	Value
United States — (0.1)%
The Estee Lauder Cos., Inc., Class A		(186,409)	$(16,610,906)
Gentex Corp.		(1,254,717)	(20,175,850)
The Kraft Heinz Co.		(165,234)	(13,131,146)
			(49,917,902)
Total Investments Sold Short (Cost — $(65,638,131) — (0.1)%			(63,499,292)

Options Written (Premiums Received — $205,457,308) — (0.4)%			(202,285,955)
Total Investments, Net of Investments Sold Short and Options Written
(Cost — $49,696,430,702) — 101.4%			54,475,416,333
Liabilities in Excess of Other Assets — (1.4)%			(701,069,039)

Net Assets — 100.0%			$53,774,347,294

* As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$ 50,320,815,033
Gross unrealized appreciation	$ 7,757,642,211
Gross unrealized depreciation	(3,337,255,664)
Net unrealized appreciation	$ 4,420,386,547

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	During the period ended July 31, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended,(“1940 Act”) were as follows:

Affiliate	Shares Held at October 31, 2014	Shares Purchased	Shares Sold	Shares Held at July 31, 2015	Value at July 31, 2015	Income	Realized Gain (Loss)
Ei Towers SpA	1,398,336	25,533	(104,160)	1,319,709	$84,715,747	—	$(576,002)
ETFS Gold Trust	1,201,717	—	—	1,201,717	$128,583,719	—	—
ETFS Palladium Trust	419,461	—	(29,027)	390,434	$23,078,554	—	829,440
ETFS Platinum Trust	354,124	—	(24,505)	329,619	$31,363,248	—	(1,009,809)
HTG Molecular Diagnostics, Inc.	—	379,400	—	379,400	$3,331,132	—	—
SBM Offshore NV	8,153,279	2,635,345	(646,310)	10,142,314	$123,396,678	—	(2,374,432)
The St. Joe Co.	9,138,361	—	—	9,138,361	$148,498,366	—	—
Veeva Systems, Inc., Class A	3,480,279	547,410	(743,535)	3,284,154	$88,409,426	—	(681,452)

14	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(f)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $967,662,855 and an original cost of $819,544,522, which was 1.80% of its net assets.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Convertible security.

(j)	Zero-coupon bond.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of July 31, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities, Inc.	$191,445,213	$3,073,952

(n)	All or a portion of security has been pledged as collateral in connection with outstanding swaps.

(o)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	21,549,953	—	(21,549,953)[1]	—	—	$12,575
BlackRock Liquidity Series, LLC, Money Market Series	$436,475,361	—	$(178,214,826)[1]	$258,260,535	$258,260,535	5,574,046
iShares Gold Trust	11,663,809	—	—	11,663,809	$123,403,099	—
[1] Represents net shares/beneficial interest sold.

(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(q)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(r)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(s)	Represents the current yield as of report date.

(t)	All or a portion of Security is held by a wholly owned subsidiary.

Portfolio Abbreviations

ADR	American Depositary Receipts	CLP	Chilean Peso	GBP	British Pound
AUD	Australian Dollar	CME	Chicago Mercantile Exchange	GDR	Global Depositary Receipt
BRL	Brazilian Real	CVA	Certificaten Van Aandelen (Dutch Certificate)	IDR	Indonesian Rupiah
CAD	Canadian Dollar	EUR	Euro
CHF	Swiss Franc	FTSE	Financial Times Stock Exchange

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

INR	Indian Rupee	MSCI	Morgan Stanley Capital International	S&P	Standard and Poor’s
JPY	Japanese Yen	MXN	Mexican Peso	SPDR	Standard & Poor’s Depository Receipts
JSC	Joint Stock Company	PCL	Public Company Limited	TBA	To-Be-Announced
KRW	South Korean Won	PLN	Polish Zloty	TWD	Taiwan Dollar
LIBOR	London Interbank Offered Rate	REIT	Real Estate Investment Trust	USD	U.S. Dollar
LIFFE	London International Financial Futures and Options Exchange	SGD	Singapore Dollar	WIBOR	Warsaw Interbank Offered Rate
Financial Futures Contracts

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
605	Dax Index	Eurex Mercantile	September 2015	USD	187,804,421	$3,520,423
6,205	Euro Stoxx 50 Index	Eurex Mercantile	September 2015	USD	245,190,925	(872,549)
(628)	FTSE 100 Index	Euronext LIFFE	September 2015	USD	65,256,891	(133,711)
(3,321)	MSCI Emerging Markets Mini Index	ICE Futures U.S. Indices	September 2015	USD	149,445,000	10,726,299
(712)	NASDAQ 100 E-Mini Index	Chicago Mercantile	September 2015	USD	65,290,400	(1,589,234)
(1,919)	Russell 2000 Mini Index	ICE Futures U.S. Indices	September 2015	USD	237,034,880	4,276,237
(29,965)	S&P 500 E-Mini Index	Chicago Mercantile	September 2015	USD	3,143,927,800	(10,799,613)
(2,844)	Topix Index	Osaka Exchange	September 2015	USD	380,928,713	(16,781,163)
(647)	Yen Denom Nikkei Index	Chicago Mercantile	September 2015	USD	53,770,928	(54,053)
Total						$(11,707,364)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	115,818,733	JPY	13,750,000,000	JPMorgan Chase Bank N.A.	8/3/2015	$4,873,480
INR	3,832,449,580	USD	59,161,000	Credit Suisse International	8/5/2015	618,386
USD	59,709,427	INR	3,832,449,580	Credit Suisse International	8/5/2015	(69,959)
USD	27,286,653	JPY	3,377,460,000	Credit Suisse International	8/6/2015	34,312
USD	160,004,874	JPY	19,829,644,000	Morgan Stanley Capital Services LLC	8/6/2015	1,734
USD	148,991,858	MXN	2,223,331,000	Credit Suisse International	8/6/2015	11,023,593
USD	55,491,368	SGD	74,445,000	Morgan Stanley Capital Services LLC	8/6/2015	1,229,074
USD	54,704,000	CNH	349,443,682	Morgan Stanley Capital Services LLC	8/7/2015	(1,456,534)
USD	114,245,806	JPY	14,202,753,000	BNP Paribas S.A.	8/7/2015	(355,588)
USD	89,324,458	JPY	11,061,521,000	HSBC Bank	8/7/2015	69,527
USD	174,665,964	JPY	21,614,389,000	JPMorgan Chase Bank N.A.	8/7/2015	260,402
USD	52,621,660	MXN	819,756,000	Credit Suisse International	8/7/2015	1,755,530

16	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	52,155,306	MXN	812,491,000	Credit Suisse International	8/7/2015	$1,739,972
USD	117,215,190	JPY	13,890,000,000	Deutsche Bank AG	8/10/2015	5,134,459
USD	86,868,339	JPY	10,771,674,000	Credit Suisse International	8/13/2015	(52,488)
USD	208,453,854	JPY	25,853,385,000	JPMorgan Chase Bank N.A.	8/13/2015	(167,165)
USD	50,699,494	MXN	787,135,000	BNP Paribas S.A.	8/13/2015	1,878,676
USD	50,699,494	MXN	787,135,000	Deutsche Bank AG	8/13/2015	1,878,676
AUD	36,196,076	USD	26,911,059	Credit Suisse International	8/14/2015	(466,552)
JPY	16,419,954,000	USD	136,100,277	Morgan Stanley Capital Services LLC	8/14/2015	(3,600,036)
USD	27,834,783	AUD	36,196,076	Credit Suisse International	8/14/2015	1,390,275
USD	226,176,634	JPY	28,052,801,000	Morgan Stanley Capital Services LLC	8/14/2015	(194,456)
EUR	123,187,000	USD	137,995,309	Deutsche Bank AG	8/20/2015	(2,678,785)
USD	56,000,534	MXN	847,663,280	BNP Paribas S.A.	8/20/2015	3,452,778
USD	72,585,238	MXN	1,108,630,630	Deutsche Bank AG	8/20/2015	3,859,775
EUR	22,643,410	USD	25,391,731	Credit Suisse International	8/21/2015	(518,442)
EUR	123,173,000	USD	137,838,840	Credit Suisse International	8/21/2015	(2,536,000)
EUR	100,584,590	USD	112,703,927	JPMorgan Chase Bank N.A.	8/21/2015	(2,213,960)
CLP	35,686,082,450	USD	59,094,659	Morgan Stanley Capital Services LLC	8/24/2015	(6,266,515)
USD	59,365,000	CLP	35,686,082,450	Morgan Stanley Capital Services LLC	8/24/2015	6,536,856
CLP	16,851,133,000	USD	27,464,971	UBS AG	8/26/2015	(2,524,093)
CLP	18,910,827,410	USD	29,661,717	UBS AG	8/26/2015	(1,672,344)
USD	59,466,000	CLP	35,761,960,410	UBS AG	8/26/2015	6,535,749
EUR	86,416,576	USD	96,372,025	Deutsche Bank AG	8/27/2015	(1,438,181)
USD	124,447,348	JPY	15,226,133,000	BNP Paribas S.A.	8/27/2015	1,565,592
EUR	49,546,000	USD	53,949,153	BNP Paribas S.A.	8/28/2015	480,811
EUR	48,968,000	USD	53,623,045	Credit Suisse International	8/28/2015	171,943
USD	107,122,440	BRL	347,773,000	BNP Paribas S.A.	8/28/2015	6,455,144
USD	29,274,410	BRL	94,893,000	Deutsche Bank AG	8/28/2015	1,806,430
USD	99,346,659	BRL	322,062,000	Morgan Stanley Capital Services LLC	8/28/2015	6,121,738
USD	80,051,671	CNH	498,858,000	JPMorgan Chase Bank N.A.	8/28/2015	28,850
USD	150,143,377	JPY	18,640,000,000	Morgan Stanley Capital Services LLC	8/31/2015	(295,480)
USD	52,514,456	MXN	831,513,890	BNP Paribas S.A.	9/3/2015	1,021,170
EUR	121,884,000	USD	133,588,521	Credit Suisse International	9/4/2015	321,846
USD	51,172,919	IDR	696,565,778,000	Credit Suisse International	9/4/2015	48,826
USD	31,800,833	AUD	43,604,000	Morgan Stanley Capital Services LLC	9/11/2015	(7,537)
USD	137,796,870	CHF	132,740,000	BNP Paribas S.A.	9/11/2015	256,167
USD	95,957,044	JPY	11,879,578,000	BNP Paribas S.A.	9/11/2015	63,353
USD	132,398,466	KRW	148,643,758,000	Morgan Stanley Capital Services LLC	9/11/2015	5,105,092
CLP	36,085,693,800	USD	57,766,964	JPMorgan Chase Bank N.A.	9/15/2015	(4,457,625)
USD	59,371,000	CLP	36,085,693,800	JPMorgan Chase Bank N.A.	9/15/2015	6,061,660
USD	71,455,592	MXN	1,107,061,490	Morgan Stanley Capital Services LLC	9/17/2015	2,973,563
USD	72,194,190	MXN	1,103,993,550	Morgan Stanley Capital Services LLC	9/17/2015	3,901,941
USD	53,774,000	SGD	73,737,060	HSBC Bank	9/17/2015	95,151
USD	72,521,342	MXN	1,117,974,500	Deutsche Bank AG	10/1/2015	3,440,279
USD	70,672,028	MXN	1,078,278,460	JPMorgan Chase Bank N.A.	10/1/2015	4,043,833
USD	26,887,000	TWD	849,898,070	Credit Suisse International	10/2/2015	65,582
USD	86,693,204	JPY	10,650,000,000	HSBC Bank	10/5/2015	685,071
USD	158,265,827	JPY	18,990,000,000	JPMorgan Chase Bank N.A. London	10/13/2015	4,888,298
USD	101,065,459	MXN	1,574,347,180	Deutsche Bank AG	10/15/2015	3,892,131
USD	110,642,831	KRW	118,830,400,000	Credit Suisse International	10/27/2015	8,995,852
USD	134,151,049	KRW	144,413,604,000	Deutsche Bank AG	10/27/2015	10,620,315
USD	68,919,417	MXN	1,092,924,120	Credit Suisse International	10/29/2015	1,535,660

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	137,399,352	JPY	16,450,000,000	BNP Paribas S.A.	11/10/2015	$4,478,855
USD	132,493,821	MXN	2,043,187,210	Deutsche Bank AG	11/12/2015	6,658,622
USD	34,386,408	MXN	546,496,310	Credit Suisse International	11/27/2015	767,426
USD	176,973,813	JPY	21,680,000,000	Credit Suisse International	12/10/2015	1,671,591
INR	5,595,866,261	USD	85,485,277	Credit Suisse International	12/18/2015	33,797
USD	177,733,065	JPY	21,730,000,000	Morgan Stanley Capital Services LLC	1/13/2016	1,887,876
Total						$111,445,979

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
Amazon.Com, Inc.	Call	10/16/15	USD 490.00	103	$569,590
Apple, Inc.	Call	8/21/15	USD 135.00	791	5,933
Goodyear Tire & Rubber Co.	Call	10/16/15	USD 31.00	1,257	131,985
Total					$707,508

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Topix Index	Call	Bank of America N.A.	9/11/2015	JPY 1,615.00	13,611,900	$6,914,592
Topix Index	Call	BNP Paribas S.A.	9/11/2015	JPY 1,600.00	8,771,009	5,272,443
Topix Index	Call	UBS AG	9/11/2015	JPY 1,675.00	9,378,300	1,933,580
SPDR Gold Trust[1]	Call	JPMorgan Chase Bank	9/18/2015	USD 120.00	1,248,368	62,418
STOXX Europe 600 Index	Call	Bank of America N.A.	9/18/2015	EUR 404.13	367,867	2,829,004
Morgan Stanley Japan Custom Index	Call	Morgan Stanley & Co. International PLC	12/11/2015	JPY 131.28	100,235,739	19,475,123
Morgan Stanley Japan Custom Index	Call	Morgan Stanley & Co. International PLC	12/11/2015	JPY 139.99	25,713,659	5,298,456
Abbott Laboratories, Inc.	Call	Citibank N.A.	1/15/2016	USD 49.00	2,722,500	9,104,421
Activision Blizzard, Inc.	Call	Deutsche Bank AG	1/15/2016	USD 19.00	2,647,391	18,541,903
Bank of America Corp.	Call	Goldman Sachs International	1/15/2016	USD 16.50	7,668,200	14,075,134
Citigroup, Inc.	Call	Goldman Sachs International	1/15/2016	USD 50.50	3,559,400	32,308,033
Gilead Sciences, Inc.	Call	Citibank N.A.	1/15/2016	USD 95.00	548,900	13,297,102
International Business Machines Corp.	Call	Barclays Bank PLC	1/15/2016	USD 182.00	557,358	647,706
International Business Machines Corp.	Call	Deutsche Bank AG	1/15/2016	USD 182.00	557,357	647,705
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/15/2016	USD 59.00	2,737,200	27,820,737

18	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Merck & Co., Inc.	Call	Goldman Sachs International	1/15/2016	USD 59.00	5,455,879	$12,969,606
MetLife, Inc.	Call	Goldman Sachs International	1/15/2016	USD 57.50	4,432,660	9,264,259
Phizer, Inc.	Call	Citibank N.A.	1/15/2016	USD 33.00	11,065,600	36,627,579
Prudential Financial, Inc.	Call	Citibank N.A.	1/15/2016	USD 90.00	3,435,627	14,171,961
The Goldman Sachs Group	Call	Deutsche Bank AG	1/15/2016	USD 220.00	421,200	1,800,630
Wells Fargo Co.	Call	Goldman Sachs International	1/15/2016	USD 60.00	1,404,000	1,740,960
Baxter International	Call	Goldman Sachs International	3/18/2016	USD 72.75	1,083,364	4,609,324
Johnson & Johnson Co.	Call	Goldman Sachs International	4/15/2016	USD 103.00	5,410,539	14,775,533
Suntrust Banks, Inc.	Call	Deutsche Bank AG	5/20/2016	USD 45.50	4,039,800	9,630,924
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/2016	USD 63.50	1,079,500	8,758,091
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/2016	USD 59.00	4,039,860	8,519,701
Topix Index	Call	Citibank N.A.	6/10/2016	JPY 1,675.00	17,327,007	12,097,926
Topix Index	Call	Morgan Stanley & Co. International PLC	6/10/2016	JPY 1,675.00	9,208,067	6,429,184
Stoxx Europe 600 Index	Call	JPMorgan Chase Bank	9/16/2016	EUR 415.00	346,331	5,422,666
Taiwan Stock Exchange Weighted Index	Call	Citibank N.A.	9/21/2016	TWD 9,000.77	480,300	3,986,950
Taiwan Stock Exchange Weighted Index	Call	Citibank N.A.	9/21/2016	TWD 9,483.14	436,835	2,154,891
Euro STOXX 50 Index	Call	Goldman Sachs International	12/16/2016	EUR 3,293.01	101,572	43,489,401
Stoxx Europe 600 Index	Call	Credit Suisse International	12/16/2016	EUR 400.00	580,806	14,509,519
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	8/12/2015	BRL 47,604.37	6,894	167,644
Russell 2000 Index	Put	Bank of America N.A.	8/21/2015	USD 1,260.00	221,888	5,946,598
Russell 2000 Index	Put	UBS AG	8/21/2015	USD 1,250.00	237,599	4,894,539
S&P 500 E-Mini Index	Put	Credit Suisse International	8/21/2015	USD 2,350.00	570,266	71,283
S&P 500 E-Mini Index	Put	Morgan Stanley & Co. International PLC	8/21/2015	USD 2,090.00	125,647	1,916,117
S&P 500 E-Mini Index	Put	Credit Suisse International	8/31/2015	USD 2,100.00	71,308	1,707,827
Delta Air Lines, Inc.	Put	Morgan Stanley & Co. International PLC	9/18/2015	USD 43.00	247,653	662,472
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	9/18/2015	USD 1,270.00	117,985	5,120,549
S&P 500 E-Mini Index	Put	BNP Paribas S.A.	9/18/2015	USD 2,080.00	125,964	3,596,272
S&P 500 E-Mini Index	Put	Credit Suisse International	9/18/2015	USD 2,050.00	134,976	2,787,254
Topix Index	Put	Bank of America N.A.	12/11/2015	JPY 1,675.00	18,079,668	7,683,909
Topix Index	Put	Citibank N.A.	12/11/2015	JPY 1,685.00	19,311,652	7,501,794
Euro Stoxx 50 Index	Put	JPMorgan Chase Bank	12/18/2015	EUR 3,675.00	81,545	11,149,827
General Electric Co.	Put	Deutsche Bank AG	1/15/2016	USD 28.50	5,416,826	1,368,074
Topix Index	Put	Citibank N.A.	3/11/2016	JPY 1,690.00	26,831,798	14,733,151

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (concluded)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Gentex Corp.	Put	Morgan Stanley & Co. International PLC	3/18/2016	USD 15.00	1,067,647	$827,426
Bank of New York Mellon Corp.	Put	Deutsche Bank AG	5/20/2016	USD 46.00	4,039,860	6,536,534
Goldman Sachs Group, Inc.	Put	Deutsche Bank AG	5/20/2016	USD 220.00	969,600	6,867,939
KeyCorp	Put	Deutsche Bank AG	5/20/2016	USD 15.75	5,386,481	3,647,348
Morgan Stanley & Co. LLC	Put	Deutsche Bank AG	5/20/2016	USD 40.75	4,039,859	8,195,864
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	8/17/2016	BRL 49,122.00	2,895	1,861,418
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	8/17/2016	BRL 51,369.43	3,189	2,580,063
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Goldman Sachs International	8/17/2016	BRL 51,370.00	2,254	1,823,705
Taiwan Stock Exchange Weighted Index	Put	Goldman Sachs International	12/16/2016	TWD 9,677.00	443,400	2,063,695
Euro STOXX 50 Index	Put	Morgan Stanley & Co. International PLC	3/17/2017	EUR 3,450.00	39,533	14,307,432
STOXX Europe 600 Index	Put	Credit Suisse International	3/17/2017	EUR 355.61	361,239	19,651,518
Euro STOXX 50 Index	Put	Citibank N.A.	6/16/2017	EUR 3,500.00	36,703	12,473,617
Euro STOXX 50 Index	Put	Bank of America N.A.	9/15/2017	EUR 3,600.00	39,432	12,696,413
STOXX Europe 600 Index	Put	JPMorgan Chase Bank	9/15/2017	EUR 372.06	234,650	10,205,484
Euro STOXX 50 Index	Put	Barclays Bank PLC	12/15/2017	EUR 3,500.00	40,448	16,342,869
Nikkei 225 Index	Put	Goldman Sachs International	3/9/2018	JPY 21,968.28	1,144,461	15,387,498
Euro STOXX 50 Index	Put	Goldman Sachs International	3/16/2018	EUR 3,500.00	33,589	13,031,302
Euro STOXX 50 Index	Put	UBS AG	6/15/2018	EUR 3,600.00	16,276	5,742,931
Euro STOXX 50 Index	Put	Deutsche Bank AG	9/21/2018	EUR 3,426.55	15,600	6,898,157
Total						$599,635,985

[1] All or a portion of Security is held by a wholly owned subsidiary.

20	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.53%	Receive	3-month USD LIBOR	8/12/15	USD 4,403,240	$1,412,251
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.90%	Receive	3-month USD LIBOR	9/18/15	USD 2,729,860	27,285,005
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY 12,066,812	125,410
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY 24,235,132	251,874
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY 14,080,590	520,812
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	3-month JPY LIBOR	4/04/18	JPY 12,739,074	579,815
Total								$30,175,167

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Apple Inc.	Call	8/21/15	USD	150.00	791	$(1,186)
DISH Network Corp.	Call	9/18/15	USD	80.00	1,084	(18,970)
AETNA, Inc.	Call	10/16/15	USD	130.00	538	(43,578)
Amazon.Com, Inc.	Call	10/16/15	USD	540.00	103	(237,673)
Philip Morris International, Inc.	Call	12/18/15	USD	85.00	3,333	(994,901)
Apple, Inc.	Put	8/21/15	USD	120.00	791	(181,534)
Goodyear Tire & Rubber Co.	Put	10/16/15	USD	28.00	1,257	(81,705)
Google, Inc.	Put	12/18/15	USD	600.00	160	(236,800)
Molson Coors Brewing Co.	Put	1/15/16	USD	65.00	1,612	(499,720)
Total						$(2,296,067)

OTC Barrier Options Written

Description	Counterparty	Expiration Date	Put/ Call	Strike Price	Barrier Price	Contracts	Value
Euro STOXX 50 Index	Deutsche Bank AG	9/21/18	Put	EUR 2,586.07	EUR 2,165.83	15,600	$(2,834,151)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Ibovespa Brasil Sao Paul Stock Exchange Index	Call	Bank of America N.A.	8/12/15	BRL 55,416.37	9,191	$(27,589)
Ebay, Inc.	Call	Citibank N.A.	8/21/15	USD 60.00	902,400	(6,339,360)
Mobileye NV	Call	Citibank N.A.	8/21/15	USD 55.00	536,069	(3,189,611)
Mobileye NV	Call	Citibank N.A.	8/21/15	USD 60.00	320,000	(808,000)
Tenet Healthcare Corp.	Call	Goldman Sachs International	8/21/15	USD 49.00	656,938	(5,189,810)
Delta Air Lines, Inc.	Call	Morgan Stanley & Co. International PLC	9/18/15	USD 50.00	247,653	(80,487)
Topix Index	Call	Citibank N.A.	12/11/15	JPY 1,800.00	19,311,652	(2,233,921)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Abbott Laboratories	Call	Citibank N.A.	1/15/16	USD 55.00	2,722,500	$(2,273,287)
Activision Blizzard Inc.	Call	Deutsche Bank AG	1/15/16	USD 24.00	2,647,391	(7,359,085)
Bank of America Corp.	Call	Goldman Sachs International	1/15/16	USD 19.00	7,668,200	(3,796,449)
Citigroup, Inc.	Call	Goldman Sachs International	1/15/16	USD 57.50	3,559,400	(13,881,660)
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/15/16	USD 66.00	2,737,200	(13,071,170)
Merck & Co., Inc.	Call	Goldman Sachs International	1/15/16	USD 65.00	5,455,879	(3,082,572)
MetLife, Inc.	Call	Goldman Sachs International	1/15/16	USD 67.50	4,432,660	(1,246,065)
Pfizer, Inc.	Call	Citibank N.A.	1/15/16	USD 37.50	11,065,600	(9,999,097)
Prudential Financial, Inc.	Call	Citibank N.A.	1/15/16	USD 105.00	3,435,627	(2,319,048)
United Continental Holdings, Inc.	Call	Citibank N.A.	1/15/16	USD 60.00	471,414	(2,038,866)
Valeant Pharmaceutical	Call	Barclays Bank PLC	1/15/16	USD 240.00	80,900	(2,787,005)
Baxter International	Call	Goldman Sachs International	3/18/16	USD 82.00	1,083,364	(1,445,988)
Johnson & Johnson Co.	Call	Goldman Sachs International	4/15/16	USD 113.00	5,410,539	(3,763,300)
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD 51.25	4,039,860	(2,070,549)
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD 245.00	969,600	(1,967,377)
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD 17.90	5,386,481	(1,270,240)
Morgan Stanley & Co. LLC	Call	Deutsche Bank AG	5/20/16	USD 46.00	4,039,859	(2,413,291)
Suntrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD 51.75	4,039,800	(3,083,418)
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/16	USD 73.00	1,079,500	(3,790,373)
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD 66.00	4,039,860	(1,726,111)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Bank of America N.A.	8/17/16	BRL 63,004.60	3,189	(2,385,190)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Bank of America N.A.	8/17/16	BRL 60,785.00	2,895	(2,787,792)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Goldman Sachs International	8/17/16	BRL 63,000.00	2,254	(1,686,781)
Taiwan Stock Exchange Weighted Index	Call	Goldman Sachs International	12/16/16	TWD 8,868.97	443,400	(13,298,618)
Russell 2000 Index	Put	Bank of America N.A.	8/21/15	USD 1,160.00	221,888	(349,474)
Russell 2000 Index	Put	UBS AG	8/21/15	USD 1,200.00	237,599	(1,176,115)
Delta Air Lines, Inc.	Put	Morgan Stanley & Co. International PLC	9/18/15	USD 39.00	247,653	(115,159)
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	9/18/15	USD 1,170.00	117,985	(1,044,167)
S&P 500 E-Mini Index	Put	BNP Paribas SA	9/18/15	USD 1,910.00	125,964	(579,434)
S&P 500 E-Mini Index	Put	Credit Suisse International	9/18/15	USD 1,900.00	134,976	(573,648)
STOXX Europe 600 Index	Put	Bank of America N.A.	9/18/15	EUR 368.48	367,867	(749,552)
Morgan Stanley Japan Custom Index	Put	Morgan Stanley & Co. International PLC	12/11/15	JPY 128.68	100,235,739	(2,343,344)
Morgan Stanley Japan Custom Index	Put	Morgan Stanley & Co. International PLC	12/11/15	JPY 137.22	25,713,659	(631,451)
Topix Index	Put	Bank of America N.A.	12/11/15	JPY 1,525.00	18,079,668	(3,571,743)

22	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Written (concluded)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Topix Index	Put	Citibank N.A.	12/11/15	JPY 1,535.00	19,311,652	$(4,140,515)
Mylan, Inc.	Put	Barclays Bank PLC	1/15/16	USD 60.00	400,622	(2,784,323)
Topix Index	Put	Citibank N.A.	3/11/16	JPY 1,485.00	26,831,798	(6,761,360)
Teva Pharmaceutical Industries Ltd.	Put	Deutsche Bank AG	5/20/16	USD 55.00	1,079,500	(1,428,772)
Topix Index	Put	Citibank N.A.	6/10/16	JPY 1,475.00	8,663,504	(3,067,119)
Topix Index	Put	Citibank N.A.	6/10/16	JPY 1,500.00	8,663,503	(3,534,262)
Topix Index	Put	Morgan Stanley & Co. International PLC	6/10/16	JPY 1,450.00	9,208,067	(2,821,693)
Taiwan Stock Exchange Weighted Index	Put	Citibank N.A.	9/21/16	TWD 8,100.70	480,300	(6,953,143)
Taiwan Stock Exchange Weighted Index	Put	Citibank N.A.	9/21/16	TWD 8,691.29	436,835	(10,408,782)
Nikkei 225 Index	Put	Goldman Sachs International	3/09/18	JPY 17,974.04	1,144,461	(13,492,045)
Total						$(187,938,211)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay / Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.43	Pay	3-month USD LIBOR	8/12/15	USD 4,349,390	$(246,524)
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.65	Pay	3-month USD LIBOR	9/14/15	USD 2,729,860	(8,971,002)
Total								$(9,217,526)

Centrally Cleared Credit Default Swaps — Sold Protection

Issuer	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Unrealized (Depreciation)
CDX North America Investment Grade, Series 24, Version 1	1.00%	Chicago Mercantile	6/20/20	B	USD 134,990	$2,037,943	—
Markit iTraxx XO, Series 23, Version 1	5.00%	Intercontinental Exchange	6/20/20	B	EUR 80,033	$8,234,440	$(957,000)
Total							$(957,000)

[1] Using S&P’s rating of the underlying securities of the index.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.03%[1]	3 Month LIBOR	Chicago Mercantile	N/A	3/11/17	USD	1,378,120	$(5,772,587)
1.08%[1]	3 Month LIBOR	Chicago Mercantile	N/A	4/07/17	USD	2,806,820	(13,601,259)
1.88%[2]	3 Month LIBOR	Chicago Mercantile	N/A	3/11/20	USD	567,696	7,011,296
2.89%[2]	6 Month BBSW	Chicago Mercantile	N/A	6/11/20	AUD	70,497	762,446
2.22%[2]	3 Month LIBOR	Chicago Mercantile	N/A	4/07/25	USD	608,620	(2,462,787)
Total							$(14,062,891)

[1] Fund pays the fixed rate and receives the floating rate.
[2] Fund pays the floating rate and receives the fixed rate.

OTC Currency Swaps

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays	Fund Receives	Counterparty	Expiration Date	Value	Premiums Paid (Received)	Unrealized Appreciation
0.1% JPY	1.23%	USD 2,066	JPY 11,078,850	Bank of America N.A.	3/15/17	2,500,954	(21,348)	$2,522,302

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
2.06%[1]	6-month WIBOR	Deutsche Bank AG	3/17/15	3/17/20	PLN 164,227	$(224,529)	—	$(224,529)
2.05%[1]	6-month WIBOR	Deutsche Bank AG	3/19/15	3/19/20	PLN 54,759	(79,569)	—	(79,569)
Total						$(304,098)	—	$(304,098)

[1] Fund pays the floating rate and receives the fixed rate.

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Siloam International Hospitals	1-month LIBOR +0.69%[2]	Credit Suisse Securities (USA) LLC	2/09/16	USD	14,193		$3,532,931	—	$3,532,931
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 2,703,510,000[3]	BNP Paribas S.A.	3/31/16	JPY	1,026	[4]	223,222	—	223,222
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 2,773,800,000[3]	BNP Paribas S.A.	3/31/16	JPY	1,035	[4]	(255,708)	—	(255,708)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 2,726,515,000[3]	BNP Paribas S.A.	3/31/17	JPY	979	[4]	2,822,680	—	2,822,680
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 2,778,300,000[3]	BNP Paribas S.A.	3/31/17	JPY	980	[4]	2,523,682	—	2,523,682

24	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (concluded)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future December 2017	EUR 24,621,520[3]	BNP Paribas S.A.	12/15/17	EUR 2,156	[4]	400,541	—	$ 400,541
Euro Stoxx 50 Index Dividend Future December 2017	EUR 24,702,982[3]	BNP Paribas S.A.	12/15/17	EUR 2,143	[4]	157,259	—	157,259
Euro Stoxx 50 Index Dividend Future December 2018	EUR 12,051,630[3]	BNP Paribas S.A.	12/21/18	EUR 1,077	[4]	151,106	—	151,106
Euro Stoxx 50 Index Dividend Future December 2018	EUR 13,288,800[3]	BNP Paribas S.A.	12/21/18	EUR 1,176	[4]	(13,270)	—	(13,270)
Euro Stoxx 50 Index Dividend Future December 2018	EUR 24,499,253[3]	BNP Paribas S.A.	12/21/18	EUR 2,159	[4]	(121,204)	—	(121,204)
Total						$9,421,239	—	$ 9,421,239

[2] Fund receives the total return of the reference entity and pays the floating rate. Net payment at termination.
[3] Fund receives the total return of the reference entity and pays the fixed amount. Net payment at termination.
[4] Contract amount shown.

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$80,239,938	—	$80,239,938
Belgium	$16,652,049	4,553,924	—	21,205,973
Brazil	140,588,091	—	—	140,588,091
Canada	668,153,095	—	—	668,153,095
China	147,707,578	76,906,892	—	224,614,470
Cyprus	4,975,162	—	—	4,975,162
Denmark	—	26,973,370	—	26,973,370
Egypt	11,652,547	—	—	11,652,547
France	136,112,041	1,177,662,006	—	1,313,774,047
Germany	—	498,447,088	—	498,447,088
Hong Kong	—	594,826,530	—	594,826,530
India	—	149,940,973	—	149,940,973
Indonesia	32,808,436	—	—	32,808,436
Ireland	248,854,460	111,535,131	—	360,389,591
Israel	463,233,594	—	—	463,233,594
Italy	122,947,632	193,128,379	—	316,076,011
Japan	—	5,001,348,863	—	5,001,348,863
Kazakhstan	19,295,609	—	—	19,295,609
Luxembourg	—	5,228,825	—	5,228,825
Malaysia	—	111,244,813	—	111,244,813
Mexico	142,377,044	—	—	142,377,044
Netherlands	47,643,705	421,630,105	—	469,273,810
Norway	—	173,522,210	—	173,522,210
Peru	136,313,826	—	—	136,313,826
Portugal	—	33,544,975	—	33,544,975
Singapore	23,164,672	314,416,400	—	337,581,072
South Africa	—	16,137,664	—	16,137,664
South Korea	—	268,999,809	—	268,999,809
Spain	89,655,719	6,830,207	—	96,485,926
Sweden	—	91,834,908	—	91,834,908
Switzerland	11,689,062	830,660,989	—	842,350,051
Taiwan	16,778,503	90,420,415	—	107,198,918
Thailand	62,866,316	—	—	62,866,316
United Arab Emirates	95,059,832	—	—	95,059,832
United Kingdom	394,760,944	1,373,617,908	$44,970,161	1,813,349,013
United States	14,542,746,095	41,932,966	2,140,359	14,586,819,420
Corporate Bonds	—	4,094,608,910	366,464,361	4,461,073,271
Credit Linked Notes	—	173,934,808	—	173,934,808
Floating Rate Loan Interests	—	630,755,612	151,719,545	782,475,157
Foreign Agency Obligations	—	2,642,470,447	—	2,642,470,447
U.S. Government Sponsored Agency Securities	—	191,445,213	—	191,445,213
U.S. Treasury Obligations	—	2,245,304,394	—	2,245,304,394
Investment Companies	387,307,929	—	—	387,307,929
Preferred Securities	729,244,098	312,953,483	620,795,809	1,662,993,390
Warrants	—	6,562,070	—	6,562,070

26	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Securities:
Investments:
Foreign Agency Obligations	—	$2,002,014,675	—	$ 2,002,014,675
Money Market Funds	—	258,260,535	—	258,260,535
Time Deposits	—	2,062,979	—	2,062,979
U.S. Treasury Obligations	—	9,976,046,232	—	9,976,046,232
Options Purchased:
Equity contracts	$101,340,314	499,003,179	—	600,343,493
Interest rate contracts	—	30,175,167	—	30,175,167
Liabilities:
Investments:
Investments Sold Short	(49,917,902)	(13,581,390)	—	(63,499,292)

Total	$18,744,010,451	$34,747,601,602	$1,186,090,235	$ 54,677,702,288

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$18,522,959	$9,811,421	—	$ 28,334,380
Foreign currency exchange contracts	—	142,417,719	—	142,417,719
Interest contracts	—	10,296,044	—	10,296,044
Liabilities:
Credit contracts	—	(957,000)	—	(957,000)
Equity contracts	(80,209,508)	(143,479,426)	—	(223,688,934)
Foreign currency exchange contracts	—	(30,971,740)	—	(30,971,740)
Interest contracts	(928,908)	(30,429,349)	—	(31,358,257)

Total	$(62,615,457)	$(43,312,331)	—	$ (105,927,788)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation(depreciation) on the instrument and options written are shown at value.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$27,573,650	—	—	$27,573,650
Cash pledged as collateral for OTC derivatives	30,037,600	—	—	30,037,600
Cash held for investments sold short	52,810,856	—	—	52,810,856
Liabilities:
Bank overdraft	—	$(23,690,595)	—	(23,690,595)
Foreign currency at value	—	(96,568)	—	(96,568)
Collateral on securities loaned at value	—	(258,260,535)	—	(258,260,535)
Cash received as collateral for OTC derivatives	(435,761,669)	—	—	(435,761,669)
Cash held for centrally cleared swaps	—	(8,593,965)	—	(8,593,965)

Total	$(325,339,563)	$(290,641,663)	—	$(615,981,226)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of October 31, 2014	$45,990,427	$248,074,286	$45,883,966	$364,409,258	$704,357,937
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(83,308,291)	—	(28,390,380)	(111,698,671)
Accrued discounts/premiums	—	412,530	22,680	—	435,210
Net realized gain (loss)	—	(20,878,680)	76,733	—	(20,801,947)
Net change in unrealized appreciation (depreciation)[1]	(975,988)	(21,429,025)	2,474,889	175,368,861	155,438,737
Purchases	2,096,081	243,841,613	120,821,387	109,408,070	476,167,151
Sales	—	(248,072)	(17,560,110)	—	(17,808,182)

Closing Balance, as of July 31, 2014	$47,110,520	$366,464,361	$151,719,545	$620,795,809	$1,186,090,235

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2015[2]	$(1,020,265)	$(21,448,070)	$10,806	$175,008,027	$152,550,498

[1]    Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[2]    Any difference between Net change in unrealized appreciation (depreciation) and Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

28	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of July 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $174,781,784.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$47,110,520	Market Comparable Companies	Run Rate EBITDA Multiple[3]	21.50x
		Probability-Weighted Expected Return Model	Revenue Growth Rate[3]	74.70x
			Discount Rate[2]	20.00%
			IPO Exit Probablility[3]	65.00%
			Projected Revenue Multiple[3]	12.50x–22.50x
			Years to IPO[2]	1-2
Corporate Bonds	343,402,122	Estimated Recovery Value	Recovery Rate[3]	—
		Market Comparable Companies	Run Rate EBITDA Multiple[3]	21.50x
		Discounted Cash Flow	Discount Rate[2]	15.00%
		Market Comparable Companies	Current Fiscal Year Revenue Mulitple[3]	1.82x
		Options Pricing Model	Risk Free Rate[2]	0.64%
			Volatility[3]	51.00%
			Years to IPO[2]	1-2
Preferred Stocks[1]	484,491,187	Market Comparable Companies	Net Revenue Multiple[3]	26.05x
			Net Revenue Growth Rate[3]	372.80%
			2016 Projected Revenue Multiple[3]	22.0x
			Compounded Annual Net Revenue Growth Rate[3]	84.50%
			Revenue Multiple[3]	7.50x
			Compounded Annual Net Revenue Growth Rate[3]	51.86%
			Revenue Growth Rate[3]	55.77%
			Discount Rate[2]	25.00%
			IPO Exit Probablility[3]	75.00%
			Revenue Multiple[3]	17.0x–27.0x
			Years to IPO[2]	1-2
	136,304,622	Probability-Weighted Expected Return Model	Revenue Growth Rate[3]	74.70%–159.16%[4]
			Discount Rate[2]	20.00%
			IPO Exit Probablility[3]	65.00%–85.00%[4]
			Projected Revenue Multiple[3]	7.85x–22.50x4
			Years to IPO[2]	1-2

Total	$1,011,308,451

[1]

For the period ended July 31, 2015, the valuation technique for certain investments classified as preferred stocks changed to a Probability-Weighted Expected Return Model. The investments were previously valued utilizing a market comparable company and option pricing model approach. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for these investments which leverages the most recent equity raise pre-money valuation and/or secondary market transactions.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
[4]	The weighted average of unobservable inputs are as follows: 125.42% for Revenue Growth Rate, 77.01% for IPO Exit Probability, and 14.15x for Projected Revenue Multiple.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2015	29

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 22, 2015